Note 12 - Share-based Payments (Details Textual) $ in Thousands			12 Months Ended
	Apr. 07, 2023	Jan. 24, 2022	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Statement Line Items [Line Items]
Expense from cash-settled share-based payment transactions			$ 463	$ 609	$ 477
Expense from equity-settled share-based payment transactions			$ 640	484	(0)
Restricted stock units (RSUs) [member]
Statement Line Items [Line Items]
Vesting period of other equity instruments			3
Performance share units (PSUs) [member]
Statement Line Items [Line Items]
Liabilities from share-based payment transactions			$ 1,294	2,217
Expense from cash-settled share-based payment transactions			463	609	477
Value of other equity instruments exercised or vested in share-based payment arrangement, share capital			351	804	0
Performance share units (PSUs) [member] | Production costs [Member]
Statement Line Items [Line Items]
Total expense from share-based payment transactions			$ 660	$ 853	692
Performance share units (PSUs) [member] | Bottom of range [member]
Statement Line Items [Line Items]
Vesting period of other equity instruments			1
Performance probability			93.00%	93.00%
Performance multiplier			93.00%	93.00%
Performance share units (PSUs) [member] | Top of range [member]
Statement Line Items [Line Items]
Vesting period of other equity instruments			3
Performance probability			100.00%	100.00%
Performance multiplier			100.00%	100.00%
Equity-settled performance units (EPUs) [member]
Statement Line Items [Line Items]
Vesting period of other equity instruments			3
Performance probability			100.00%
Performance multiplier	100.00%	100.00%	100.00%
Expense from equity-settled share-based payment transactions			$ 640	$ 417	0
Share option programs [member]
Statement Line Items [Line Items]
Expense from equity-settled share-based payment transactions			$ 0	$ 67	$ 0
Option life, share options granted			10
Share-based compensation arrangement, percentage of outstanding stock maximum			10.00%
Number of share options outstanding in share-based payment arrangement at end of period			20,000